Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
9.
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of net assets available for benefits per the accompanying financial statements to the Form 5500:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net assets available for benefits per the financial statements	$146,562,783	$137,466,688
Amounts allocated to withdrawing participants	(764,393)	(1,552)
Net assets available for benefits per the Form 5500	$145,798,390	$137,465,136

Year Ended December 31, 2025
Net increase in net assets available for benefits per the financial statements	$9,096,095
Amounts allocated to withdrawing participants at December 31, 2025	(764,393)
Amounts allocated to withdrawing participants at December 31, 2024	1,552
Change in net assets available for benefits per the Form 5500	$8,333,254

The reconciling items noted above are due to the difference in the method of accounting used under government reporting requirements in preparing the Form 5500 as compared to the Plan’s financial statements.